Amendments and new standards issued but not yet effective	12 Months Ended
Dec. 31, 2024
Amendments and new standards issued but not yet effective
Amendments and new standards issued but not yet effective

31 Amendments and new standards issued but not yet effective

A number of new standards are effective for the annual periods beginning after January 1, 2025 and early application is permitted; however, the Group has not early adopted the new or amended standards in preparing these consolidated financial statements.

The following amended standards and interpretations are not expected to have a significant impact on the Group’s consolidated financial statements.

Effective for
accounting periods
beginning on or after
Amendments to IAS 21, The effects of changes in foreign exchange rates – Lack of exchangeability	1 January 2025

Amendments to IFRS 9, Financial instruments and IFRS 7, Financial instruments: disclosures – Amendments to the classification and measurement of financial instruments	1 January 2026

Annual improvements to IFRS Accounting Standards – Volume 11	1 January 2026

IFRS 18, Presentation and disclosure in financial statements	1 January 2027

IFRS 19, Subsidiaries without public accountability: disclosures	1 January 2027